Acquisitions and divestitures (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business acquisition pro forma information
Supplemental information on an unaudited combined pro forma basis, as if the acquisitions had been consummated on January 1, 2015, is presented as follows:

Year ended December 31,
(in thousands)	2015
Revenue	€494,387
Net loss	€(39,359)